Other Non-Current Liabilities (Tables)	6 Months Ended
Dec. 31, 2025
Other Non-Current Liabilities [Abstract]
Schedule of Other Non-Current Liabilities	Other non-current liabilities consist of the following:
	As of
	December 31, 2025	June 30, 2025
Security deposits	$26,877	$35,004